Supplementary Financial Statement Information (Details) - Schedule of Revenue by Major Customers - USD ($) $ in Thousands	3 Months Ended				6 Months Ended
	Jun. 30, 2023		Jun. 30, 2022		Jun. 30, 2023		Jun. 30, 2022
Customer A [Member]
Revenue, Major Customer [Line Items]
Total revenues	$ 10,151		$ 9		$ 10,527			[1]
Customer B [Member]
Revenue, Major Customer [Line Items]
Total revenues		[1]	32			[1]	64
Customer C [Member]
Revenue, Major Customer [Line Items]
Total revenues		[1]		[1]		[1]	$ 37

[1]	Less than 10%.